Taxation - Schedule of Reconciliation of Income Tax (Expenses) Benefits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule Of Reconciliation Of Income Tax Expenses Benefits Abstract
Current income tax	¥ 0		¥ (16,307)	¥ 2,980
Deferred income tax	0		(1,650)	806
Income tax expense/(credit)	0		(17,957)	3,786
Continuing operations	0	$ 0	(19,150)	3,308
Discontinued operations	0		1,193	478
Loss before income tax from continuing operations	(425,110)	(60,790)	(927,188)	(1,290,722)
Loss before income tax from discontinued operations	(24,857)	(3,555)	(5,211)	(12,642)
Loss before income tax including discontinued operations	(449,967)	$ (64,345)	(932,399)	(1,303,364)

Tax calculated at statutory income tax rate of 25% in Mainland China	(112,492)		(233,100)	(325,841)
Differing tax rates in different jurisdictions	56,082		77,346	65,790
Expenses not deductible for income tax purposes	7,308		89,191	122,634
Deductible temporary differences not recognized	27,499		24,449	23,771
Tax losses not recognized	24,323		24,792	140,493
Utilization of deductible temporary differences previously not recognized	0		0	(17,657)
Utilization of tax losses previously not recognized	(2,720)		(635)	(1,660)
Tax exemptions	0		0	(456)
Others	0		0	(3,288)
Income tax expense/(benefit)	¥ 0		¥ (17,957)	¥ 3,786